Notes Related to the Consolidated Statement of Income (Loss) - Additional Information (Detail) € in Thousands	6 Months Ended
	Jun. 30, 2020 EUR (€) shares Employees	Jun. 30, 2019 EUR (€) Employees
Disclosure of detailed information of operating income loss [line items]
Outstanding equity instruments | shares	1,575,511
Increase in R&D external services	€ 4,559
Potential number of shares that may be issued | shares	1,575,511
Foreign exchange gain (loss)	€ 387	€ 596
Gain on investments currency transactions	€ 93	€ 666
Research And Development Expenses | Parent [member]
Disclosure of detailed information of operating income loss [line items]
Increase in the headcount of Manufacturing employees | Employees	29
Weighted average full time employees | Employees	165	142
General and Administrative Expenses [member] | Parent [member]
Disclosure of detailed information of operating income loss [line items]
Weighted average full time employees | Employees	41	43
Manufacturing Facility At New Jersey [member]
Disclosure of detailed information of operating income loss [line items]
Increase in depreciation amortisation and provision	€ 1,807